PREFERRED STOCK AND SHAREHOLDERS' EQUITY - Summary Of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options to purchase shares of common stock activity
Outstanding at January 1, 2020	24,694,990
Granted	5,888,532
Exercised	(3,313,666)
Expired	(247,176)
Forfeited	(1,780,784)
Outstanding December 31, 2020	25,241,896	24,694,990
Exercisable December 31, 2020	15,370,932
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding January 1, 2020	$ 3.43
Granted	4.06
Exercised	0.67
Forfeited	4.17
Expired	0.09
Outstanding December 31, 2020	3.92	$ 3.43
Exercisable December 31, 2020	$ 3.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding January 1, 2020	6 years 8 months 12 days	6 years 2 months 9 days
Outstanding December 31, 2020	6 years 8 months 12 days	6 years 2 months 9 days
Exercisable December 31, 2020	5 years 5 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Outstanding January 1, 2020	$ 83,639	$ 55,590
Outstanding December 31, 2020	83,639	55,590
Exercisable December 31, 2020	59,370
Aggregate intrinsic value of options exercised	15,068	9,671	$ 10,306
tax benefit	$ 13	$ 2,652	$ 23